Intangible Assets (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets (Textual)
Amortization expense	$ 1,327	$ 1,056	$ 4,094	$ 3,169	$ 4,328	$ 3,994
Trade Name/Trademarks [Member]
Intangible Assets (Textual)
Weighted average remaining amortization period					4 months 13 days
Customer Relationships [Member]
Intangible Assets (Textual)
Amortization expense					$ 1,426
Weighted average remaining amortization period					11 months 5 days
Intangible assets, Useful life					6 years
Developed Technology [Member]
Intangible Assets (Textual)
Weighted average remaining amortization period					2 years 22 days
Noncompete Agreements [Member]
Intangible Assets (Textual)
Weighted average remaining amortization period					0 years
Export License - LMS [Member]
Intangible Assets (Textual)
Weighted average remaining amortization period					0 years
Supplier Relationships [Member]
Intangible Assets (Textual)
Amortization expense					$ 2,985
Weighted average remaining amortization period					5 months 23 days
Intangible assets, Useful life					3 years